Investment Strategy	Oct. 31, 2025
Mast Managed Futures Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks diverse exposure to macro trading opportunities such as significant price trends, both up and down, across asset classes, geographies and time horizons. The Fund may take long and/or short positions in asset classes, and the Fund’s advisor dynamically adjusts its exposure to individual asset classes utilizing trend-following and macro trading approaches. As a component of its overall investment process, the Fund’s advisor may utilize certain quantitative models and methodologies to guide its investment approach or security selection although the use of such models and methodologies may vary based on market factors and economic trends, as determined by the advisor.

The Fund seeks to achieve its investment objective by investing directly and/or indirectly through its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”) in securities and derivative instruments including, but not limited to, equity index futures and options, swaps on equity index futures, equity swaps, interest rate futures and options, fixed income futures and options, swaps on fixed income futures, commodity and commodity index-linked futures and options, swaps on commodity and commodity index-linked futures, currency futures and options, swaps on currency futures, currency forwards and equity-, fixed income-, and commodity-notes. When used in this Prospectus, the term “Fund” includes the Subsidiary and the term “invest” includes investments the Fund makes directly and through the Subsidiary. There are no geographic limits on the Fund’s holdings and the Fund will have exposure to U.S. and non-U.S. securities and currencies.

In addition, the Fund may have exposure to issuers of any size and credit quality. The Fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The Fund’s money market instrument holdings may serve as collateral for the Fund’s derivative positions and may also earn income for the fund. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s use of futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the Fund has the potential for greater gains and losses, than if the Fund did not use financial instruments with leverage. A decline in the Fund’s assets due to losses magnified by the financial instruments providing leveraged exposure may require the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations, to meet redemption requests or to meet the applicable requirements of the 1940 Act, and the rules thereunder.

The Fund will enter into short positions, and it may use futures and swaps or sell a security short to do so. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to the asset. At times, the Fund may have significant short positions.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Fund will invest in the Subsidiary primarily to gain exposure to the commodities markets and crypto assets within the limitations of the U.S. federal tax laws, rules and regulations that apply to regulated investment companies. Generally, the Subsidiary will invest in long and short commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments may also earn income for the Subsidiary. In addition, the Subsidiary may also invest in exchange-traded products that are listed and traded on U.S. exchanges and primarily hold crypto assets (i.e., bitcoin, ether, or other cryptocurrencies) (“Crypto Asset ETPs”) and futures contracts linked to crypto assets (“Crypto Asset Futures”). Crypto assets (also referred to as “cryptocurrencies”, “virtual currencies”, and “digital currencies”) are digital assets that are designed to act as a medium of exchange. Crypto assets are not issued by a government, bank, or central organization, and they exist via online, peer-to-peer computer networks that host public transaction ledgers where transfers are recorded on a blockchain. The Fund, through the Subsidiary, may have exposure to crypto assets equal to up to 10% of the Fund’s net assets. The Subsidiary is managed by the advisor and has the same objective as the Fund.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Mast Multialternative Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by utilizing a macro-aware investment process to allocate capital across a range of investment strategies. The Fund may invest in a broad range of instruments, including equities, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), other mutual funds, exchange-traded funds (“ETFs”), including mutual funds and ETFs managed by the Advisor, warrants, bonds (both investment grade and below investment grade (commonly referred to as “high yield securities” or “junk bonds”)), currencies, commodities, futures, exchange-traded and over-the-counter put and call options (both covered and uncovered) and total return and excess return swaps. The Fund may invest in such instruments directly, indirectly through fund of funds arrangements, or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”) which invests in such commodities and commodity-linked instruments. When used in this Prospectus, the term “Fund” includes the Subsidiary and the term “invest” includes investments the Fund makes directly, through the Subsidiary, and through acquired funds. The Fund also may invest in cash and cash equivalents. As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of high-quality, short-term securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The Fund may also invest in high-yield securities to earn income, as well as to achieve its investment objective. The Fund may invest in bonds of any maturity and duration. The Fund may invest globally (including in emerging markets) and there are no geographic limits on the Fund’s holdings.

The Fund’s advisor primarily, but not exclusively, allocates the Fund’s assets to strategies which take directional positions (i.e., positions that depend upon an up or down price move in an instrument or market for success) and/or relative value positions (i.e., positions that depend on price relationships between various instruments or markets and seek to profit from pricing inefficiencies) through long and/or short exposures in instruments across all major asset classes. The instruments in which the Fund may invest may be U.S. dollar or non-U.S. dollar denominated. The Fund may have exposure to issuers of any size and credit quality. The percentage of the Fund’s portfolio exposed to an asset class and geographic region will vary from time to time. The Fund intends to engage in active and frequent trading.

The Fund’s advisor utilizes a process-driven approach that blends its proprietary quantitative techniques with disciplined oversight in an effort to deliver positive absolute returns. The advisor’s investment process begins with statistical research and fundamental analysis of various investment strategies spanning all major public markets. The advisor applies its proprietary quantitative models to arrive at a subset of liquid investment strategies that the advisor believes are suitable for the Fund. These investment strategies include, among others, those that are Fundamental, which focus on price and relative price determinants such as measures of carry (i.e., the yield differences between one instrument and another) and appraisal of fair value, and Tactical, which focus on market structure and the behavior of market agents including lead-lag effects (i.e., time dependent correlation relationships), liquidity provisioning and buffering, and positioning dynamics (i.e., exposure patterns or sensitivities). The advisor also employs macroeconomic and probabilistic modeling to guide its allocation decisions and select investments that the advisor believes will promote the maintenance of a balanced and efficient Fund risk profile by explicitly considering how the evolution of markets and the behavior of market participants impact the performance and interaction of strategies.

The Fund may sell call options pursuant to which the purchaser pays the Fund a premium in exchange for the right to purchase the security underlying the option at a specified price (the “strike price”) within a specified time period or at a specified future date. The call options the Fund sells may either be covered (i.e., where the Fund holds the underlying security) or uncovered (i.e., where the Fund does not hold the underlying security). The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the strike price of the option, and thus the seller’s potential for loss is unlimited.

The Fund will primarily gain exposure to commodities and commodity-linked instruments through investments in the Subsidiary. The Subsidiary will invest in (long and short) commodity-linked futures and swaps, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments may also earn income for the Subsidiary. In addition, the Subsidiary may also invest in exchange-traded products that are listed and traded on U.S. exchanges and primarily hold crypto assets (i.e., bitcoin, ether, or other cryptocurrencies) (“Crypto Asset ETPs”) and futures contracts linked to crypto assets (“Crypto Asset Futures”). Crypto assets (also referred to as “cryptocurrencies”, “virtual currencies”, and “digital currencies”) are digital assets that are designed to act as a medium of exchange. Crypto assets are not issued by a government, bank, or central organization, and they exist via online, peer-to-peer computer networks that host public transaction ledgers where transfers are recorded on a blockchain. The Fund, through the Subsidiary, may have exposure to crypto assets equal to up to 10% of the Fund’s net assets. The Subsidiary is managed by the advisor and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the Fund with commodity and crypto assets exposure within the limitations of the U.S. federal tax requirements that apply to regulated investment companies. Investments in other funds managed by the Fund’s advisor may provide the Fund with exposure to other securities and financial instruments in addition to commodities and commodity-linked instruments.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.